Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Cost:
Beginning Balance		$ 201		$ 191
Purchases during the year		7		10	$ 42
Sale of fixed assets	[1]
Ending Balance		208		201	191
Accumulated depreciation:
Beginning Balance		161		143
Depreciation during the year		19		18	16
Sale of fixed assets	[1]
Ending Balance		180		161	143
Depreciated cost		28		40
Laboratory equipment [Member]
Cost:
Beginning Balance		22		21
Purchases during the year				1
Sale of fixed assets
Ending Balance		22		22	21
Accumulated depreciation:
Beginning Balance		10		7
Depreciation during the year		4		3
Sale of fixed assets
Ending Balance		14		10	7
Depreciated cost		8		12
Computers, office furniture and equipment [Member]
Cost:
Beginning Balance		173		164
Purchases during the year		7		9
Sale of fixed assets	[1]
Ending Balance		180		173	164
Accumulated depreciation:
Beginning Balance		146		132
Depreciation during the year		15		14
Sale of fixed assets	[1]
Ending Balance		161		146	132
Depreciated cost		19		27
Leasehold improvements [Member]
Cost:
Beginning Balance		6		6
Purchases during the year
Sale of fixed assets
Ending Balance		6		6	6
Accumulated depreciation:
Beginning Balance		5		4
Depreciation during the year			[1]	1
Sale of fixed assets
Ending Balance		5		5	$ 4
Depreciated cost		$ 1		$ 1

[1]	Represents an amount less than USD 1.